SCHEDULE OF STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (193,980)	$ (72,120)	¥ (504,400)	¥ (262,446)
Net cash used in investing activities	(2,398)	(3,025)	(21,152)	(11,339)
Net cash generated from financing activities	198,310	83,158	581,539	205,301
Effect of exchange rate changes on cash and cash equivalents	14	166	1,163	(914)
Net decrease in cash, cash equivalents and restricted cash	1,946	8,179	57,198	(69,398)
Cash, cash equivalents and restricted cash at beginning of the period	23,933	3,701	25,879	93,331
Cash, cash equivalents and restricted cash at end of the period	25,879	$ 11,880	83,077	23,933
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(3,719)		(12,322)	(11,150)
Net cash used in investing activities	(69,612)		(344,518)	(204,327)
Net cash generated from financing activities	71,953		360,845	153,269
Effect of exchange rate changes on cash and cash equivalents	22		(12)	2,170
Net decrease in cash, cash equivalents and restricted cash	(1,356)		3,993	(60,038)
Cash, cash equivalents and restricted cash at beginning of the period	2,206		850	62,244
Cash, cash equivalents and restricted cash at end of the period	¥ 850		¥ 4,843	¥ 2,206